SCHEDULE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	Sep. 15, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalent	$ 7,870,000	$ 4,885,759	$ 595,014
Restricted cash - current		1,000,000	1,000,000
Restricted cash - non-current		1,500,000	1,500,000
Total Cash and cash equivalent and Restricted cash		$ 7,385,759	$ 3,095,014